UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  028-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

  /s/  John Olson     Houston, TX     October 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $30,082 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1051    63148 SH       SOLE                    63148        0        0
APACHE CORP                    COM              037411105     2041    20874 SH       SOLE                    20874        0        0
BAKER HUGHES INC               COM              057224107     1491    35000 SH       SOLE                    35000        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105      848    19750 SH       SOLE                    19750        0        0
CONSOL ENERGY INC              COM              20854P109     1347    36455 SH       SOLE                    36455        0        0
DRIL-QUIP INC                  COM              262037104      573     9225 SH       SOLE                     9225        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106     1321    23625 SH       SOLE                    23625        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     2046    42375 SH       SOLE                    42375        0        0
EQT CORP                       COM              26884L109     1756    48707 SH       SOLE                    48707        0        0
HALLIBURTON CO                 COM              406216101      857    25900 SH       SOLE                    25900        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      772    15000 SH       SOLE                    15000        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102      821    13300 SH       SOLE                    13300        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2028    25900 SH       SOLE                    25900        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     6789    60000 SH  PUT  SOLE                    60000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     1217    33542 SH       SOLE                    33542        0        0
SCHLUMBERGER LTD               COM              806857108     1813    29421 SH       SOLE                    29421        0        0
SEADRILL LIMITED               SHS              G7945E105     2760    95210 SH       SOLE                    95210        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104      551    13000 SH       SOLE                    13000        0        0